Significant Accounting Policies (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2025	Jul. 01, 2023	Jun. 30, 2022
Significant Accounting Policies
Total potential dilutive weighted average shares outstanding	295,133	324,750
Deferred revenue	$ 235,255	$ 0	$ 23,914	$ 0	$ 0
Restricted stock grants
Significant Accounting Policies
Total potential dilutive weighted average shares outstanding	12,500
Convertible debt
Significant Accounting Policies
Total potential dilutive weighted average shares outstanding	15,500	57,883
Preferred stock
Significant Accounting Policies
Total potential dilutive weighted average shares outstanding	13,889	13,889
Warrants
Significant Accounting Policies
Total potential dilutive weighted average shares outstanding	52,530	11,015
Stock Option
Significant Accounting Policies
Total potential dilutive weighted average shares outstanding	200,714	241,964